LOAN FROM THIRD PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
LOAN FROM THIRD PARTIES
Schedule of Loan
Date	Beginning	Interest	Payment	Ending
2/27/2020	$100,000.00	$2,500.00	$10,833.34	$91,666.66
3/27/2020	$91,666.66	$2,500.00	$10,833.34	$83,333.32
4/27/2020	$83,333.32	$2,500.00	$10,833.34	$74,999.98
5/27/2020	$74,999.98	$2,500.00	$10,833.34	$66,666.64
6/27/2020	$66,666.64	$2,500.00	$10,833.34	$58,333.30
7/27/2020	$58,333.30	$2,500.00	$10,833.34	$49,999.90
8/27/2020	$49,999.90	$2,500.00	$10,833.34	$41,666.50
9/27/2020	$41,666.50	$2,500.00	$10,833.34	$33,333.10

			8%		8%
			Interest		Interest
	Loan		2018		2019
7/1/2016	$25,000	$28,000	$2,000	$30,000	$2,000	$32,000
7/1/2016	$7,000	$7,840	$560	$8,400	$560	$8,960
		$35,840	$2,560	$38,400	$2,560	$40,960